Cap Reserves | Fidelity Government Money Market Fund
Fund Summary Fund/Class: Fidelity® Government Money Market Fund/Capital Reserves
Investment Objective
The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Cap Reserves Fidelity Government Money Market Fund Capital Reserves Class USD ($)
Shareholder fees (fees paid directly from your investment)	none

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses		Cap Reserves Fidelity Government Money Market Fund Capital Reserves Class
Management fee	[1]	0.25%
Distribution and/or Service (12b-1) fees		0.50%
Other expenses	[2]	0.22%
Total annual operating expenses		0.97%
Fee waiver and/or expense reimbursement	[3]	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.95%
[1]	Adjusted to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Capital Reserves Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.95%. This arrangement will remain in effect through June 30, 2019. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Expense Example	Cap Reserves Fidelity Government Money Market Fund Capital Reserves Class USD ($)
1 year	$ 97
3 years	300
5 years	528
10 years	$ 1,182

Principal Investment Strategies
  Normally investing at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).
  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity Government Money Market Fund, a class of shares of Fidelity Government Money Market Fund, from year to year. Past performance is not an indication of future performance.

Visit www.fidelity.com for more recent performance information for Fidelity Government Money Market Fund, a class of shares of Fidelity Government Money Market Fund.

Performance history will be available at www.advisor.fidelity.com for Capital Reserves Class after Capital Reserves Class has been in operation for one calendar year.
Year-by-Year Returns Calendar Years
[1]	The returns shown above are for Fidelity Government Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Capital Reserves Class would have substantially similar annual returns to Fidelity Government Money Market Fund because the classes are invested in the same portfolio of securities. Capital Reserves Class's returns will be lower than Fidelity Government Money Market Fund's returns to the extent that Capital Reserves Class has higher expenses.

During the periods shown in the chart for Fidelity Government Money Market Fund:	Returns	Quarter ended
Highest Quarter Return	1.25%	December 31, 2006
Lowest Quarter Return	0.00%	March 31, 2013
Year-to-Date Return	0.00%	March 31, 2015

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns		Past 1 year	Past 5 years	Past 10 years
Cap Reserves | Fidelity Government Money Market Fund | Class: Fidelity Government Money Market Fund |	[1]	0.01%	0.01%	1.50%
[1]	The returns shown above are for Fidelity Government Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Capital Reserves Class would have substantially similar annual returns to Fidelity Government Money Market Fund because the classes are invested in the same portfolio of securities. Capital Reserves Class's returns will be lower than Fidelity Government Money Market Fund's returns to the extent that Capital Reserves Class has higher expenses.

[1]	The returns shown above are for Fidelity Government Money Market Fund, a class of shares of the fund that is not offered through this prospectus. Capital Reserves Class would have substantially similar annual returns to Fidelity Government Money Market Fund because the classes are invested in the same portfolio of securities. Capital Reserves Class's returns will be lower than Fidelity Government Money Market Fund's returns to the extent that Capital Reserves Class has higher expenses.